SHARE-BASED COMPENSATION (Summary Of Nonvested Restricted Shares Activity) (Details) (Nonvested restricted shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonvested restricted shares [Member]
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares)	1,764,150	2,566,776
Granted (in shares)	9,257,535	168,000
Vested (in shares)	(3,314,997)	(887,799)
Forfeited (in shares)	(1,993,695)	(82,827)
Outstanding at the end of the period (in shares)	5,712,993	1,764,150
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share)	$ 1.10	$ 1.11
Granted (in dollars per share)	$ 1.10	$ 0.98
Vested (in dollars per share)	$ 1.09	$ 1.11
Forfeited (in dollars per share)	$ 1.10	$ 1.10
Outstanding at the end of the period (in dollars per share)	$ 1.10	$ 1.10